Supplement dated October 19, 2010
To The Prospectus Dated October 11, 2010 For

PERSPECTIVE II®
FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED ANNUITY

Issued by

Jackson National Life Insurance Company of New York® through

JNLNY Separate Account I

This supplement updates the above-referenced Prospectus.  Please read and keep it together with your prospectus for future reference.

►The table appearing in the footnote on page 211 of the Prospectus is replaced with the following:

LifeGuard Freedom Flex GMWB
Annual Charge
Options	Maximum	Current
5% Bonus and Annual Step-Up	1.80%÷12	0.90%÷12
5% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.04%÷12	1.02%÷12
6% Bonus and Annual Step-Up	1.92%÷12	0.96%÷12
6% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.22%÷12	1.11%÷12
7% Bonus and Annual Step-Up	2.22%÷12	1.11%÷12
7% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.52%÷12	1.26%÷12
8% Bonus and Annual Step-Up	2.64%÷12	1.32%÷12
Charge Basis	GWB
Charge Frequency	Monthly

This supplement is dated October 19, 2010.

(To be used with Form NV4224 10/10)

NMV6325NY 10/10